CONTRACTUAL COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Contractual Commitments [Abstract]
Disclosure of maturity analysis for lease liabilities
The following table summarizes the company’s undiscounted maturity schedule for lease obligations as at December 31, 2025 and 2024:

(US$ MILLIONS)	2025	2024
Lease obligations
Less than 1 year	$52	$53
1 to 5 years	71	116
5+ years	20	309
Total	$143	$478